Share-Based Compensation (Changyou 2008 Share Incentive Plan, Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2008 shares
Changyou 2008 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance					2,000,000
Shares reserved for future issuance as a result of a stock split	20,000,000
Stock split, conversion ratio	10
Award vesting period		4 years
Maximum term of share rights granted under stock incentive plan		10 years
Plan expiration date		Aug. 31, 2018
Changyou 2008 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $		$ 2,200	$ 80,000	$ (200,000)
Unrecognized compensation expenses | $		0
Fair value of restricted share units, vested | $		$ 200,000	$ 100,000	$ 1,100,000
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Ordinary shares [Member] | Tao Wang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/restricted share units granted		15,000,000
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Ordinary shares [Member] | Certain members of management other than Tao Wang and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/restricted share units granted		4,614,098